INVENTORY (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Inventory Tables
Inventory Of Carrying Value

	March 31, 2018	December 31, 2017
Raw materials	$68,722	$67,664
Packaging components	18,454	17,546
Work-in-process	23,920	829
	111,096	86,039
Reserve for obsolescence	(41,109)	(41,043)
Total inventory	$69,987	$44,996

	December 31, 2017	December 31, 2016

Raw Materials	$67,664	$68,047
Packaging Components	17,546	84,927
Work-In-Process	829	17,406
Finished Goods	-	-
	86,039	170,380
Reserve for Obsolescence	(41,043)	(89,095)
Total inventory	$44,996	$81,285